Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 19,849	$ 21,938	$ 48,089
Cost of sales	(13,247)	(17,138)	(44,662)
Gross profit	6,602	4,800	3,427
Operating income (expenses):
Exploration expenses	(2,303)	(2,608)	(2,744)
Administrative expenses	(5,611)	(11,044)	(10,951)
Impairment of mineral properties	0	(1,996)	0
Share-based payments expense	(382)	(127)	(190)
Interest expense	(2,100)	(2,131)	(1,367)
Total operating expense:	(10,396)	(17,906)	(15,252)
Other income/(expenses)
Interest income	125	191	122
Gain/(loss) on foreign exchange	(785)	481	(14,404)
Accretion expense	(13)	(35)	0
Gain on hyperinflationary net monetary position	0	0	4,448
Other income	2,155	0	1,500
Total other income/(expenses)	1,482	637	(8,334)
Loss – before income taxes	(2,312)	(12,469)	(20,159)
Income tax benefit (expense)	(2,069)	115	2,569
Net loss	(4,381)	(12,354)	(17,590)
Attributable to non-controlling interest	25	(383)	(1,344)
Attributable to equity share owners of the parent	(4,406)	(11,971)	(16,246)
Items that will be reclassified subsequently to profit or loss
Foreign currency translation adjustment	1,350	374	7,012
Items that will not be reclassified subsequently to profit or loss
Change in fair value of investment	8	(28)	(13)
Total other comprehensive income (loss)	1,358	346	6,999
Total comprehensive loss	$ (3,023)	$ (12,008)	$ (10,591)
Weighted average shares outstanding – basic and diluted	325,483,780	282,306,312	254,387,482
Net loss per share – basic and diluted	$ (0.013)	$ (0.044)	$ (0.069)